RELATED PARTY TRANSACTIONS - Schedule of Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Power purchase and revenue agreements	$ 31	$ 68	$ 10
Other income
Interest income	88	42	29
Distribution income	0	3	7
Other income, net	88	45	36
Direct operating costs
Energy purchases	(31)	(27)	(19)
Energy marketing fee & other services	(25)	(2)	(2)
Total related party direct operating costs	(56)	(29)	(21)
Interest expense
Borrowings and distributions	(469)	(462)	(140)
Other
Other related party services (expense) income	(8)	(5)	3
Financial instrument gain	0	2	9
Other income (expense)	(8)	(3)	12
Management service costs	(110)	(106)	(88)
Distributions payable	17	17
BEPC Exchangeable Shares
Other
Distributions payable	15	14	60
Class A.2 exchangeable shares outstanding (units)
Other
Distributions payable	52	49	0
BRHC Class C Shares
Other
Distributions payable	$ 282	$ 293	$ 0